Description of Organization and Business Operations	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Healthcare Merger Corp. (the "Company") was incorporated in Delaware on September 19, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the "Business Combination").

Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company intends to focus its search on companies in the healthcare industry. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2019, the Company had not yet commenced any operations. All activity for the period September 19, 2019 (inception) through December 31, 2019 relates to the Company's formation, the initial public offering (the "Initial Public Offering"), which is described below, and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statements for the Company's Initial Public Offering were declared effective on December 12, 2019. On December 17, 2019, the Company consummated the Initial Public Offering of 25,000,000 units (the "Units" and, with respect to the shares of Class A common stock included in the Units sold, the "Public Shares"), which includes the partial exercise by the underwriter of the over-allotment option to purchase an additional 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 700,000 units (each, a "Placement Unit" and collectively, the "Placement Units") at a price of $10.00 per Placement Unit in a private placement to HCMC Sponsor LLC, a Delaware limited liability company (the "Sponsor"), generating gross proceeds of $7,000,000, which is described in Note 4.

Transaction costs amounted to $14,354,733 consisting of $5,000,000 of underwriting fees, $8,750,000 of deferred underwriting fees and $604,733 of other offering costs. In addition, $1,707,027 of cash was held outside of the Trust Account (as defined below) and is available for the payment of offering costs and for working capital purposes.

Following the closing of the Initial Public Offering on December 17, 2019, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering, and the sale of the Placement Units was placed in a trust account (the "Trust Account") and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the "Investment Company Act"), as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below.

The Company's management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the "public stockholders") with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to public stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company's warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the "Amended and Restated Certificate of Incorporation"), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission ("SEC") and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Company's Sponsor has agreed to vote its Founder Shares (as defined in Note 5), Placement Shares (as defined in Note 4) and any Public Shares purchased during or after the Proposed Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a "group" (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act")), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares, Placement Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) that would affect the substance or timing of the Company's obligation to allow redemption in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders' rights or pre-business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination by December 17, 2021 (the "Combination Period"), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders' rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining stockholders and the Company's board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company's obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company's warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares and Placement Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00)

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company's indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company's independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

SOC Telemed, Inc., formerly known as Healthcare Merger Corp. (the "Company"), was incorporated in Delaware on September 19, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (an "Acquisition Transaction"). The Business Combination (defined below) qualified as an Acquisition Transaction for purposes of these notes to consolidated financial statements.

Business Combination

On October 30, 2020 (the "Closing Date"), the Company consummated the previously announced transactions (the "Business Combination") pursuant to the Agreement and Plan of Merger, dated July 29, 2020 (the "Merger Agreement"), by and among the Company, Sabre Merger Sub I, Inc. ("First Merger Sub"), a wholly owned subsidiary of the Company, Sabre Merger Sub II, LLC ("Second Merger Sub"), a wholly owned subsidiary of the Company, and Specialists On Call, Inc. ("Legacy SOC Telemed"). As a result of the Business Combination and the other transactions contemplated by the Merger Agreement, First Merger Sub merged with and into Legacy SOC Telemed, with Legacy SOC Telemed being the surviving corporation, immediately followed by Legacy SOC Telemed merging with and into Second Merger Sub, with Second Merger Sub surviving the merger as a wholly owned subsidiary of the Company (the "Mergers"). In connection with the consummation of the Business Combination (the "Closing"), the registrant changed its name from Healthcare Merger Corp. to SOC Telemed, Inc.

Prior to and in connection with the Closing, holders of 18,606,033 shares of the Company's Class A common stock, par value $0.0001 per share ("Class A common stock" or "common stock"), sold in its initial public offering exercised their right to redeem those shares for cash at a price of $10.06 per share, for an aggregate of approximately $187.2 million. The per share redemption price of $10.06 for public stockholders electing redemption was paid out of the Company's Trust Account (as defined below), which after taking into account the redemptions, had a balance immediately prior to the Closing of approximately $64.3 million. In addition, approximately $0.3 million remained in the Company's operating account immediately prior to the Closing and approximately $168.0 million in proceeds from the PIPE Investment, as described below, remained in escrow immediately prior to the Closing, which, together with the approximately $3.3 million of cash of Legacy SOC Telemed, was used to pay the approximately $75.1 million cash component of the Merger Consideration to former stockholders, vested option holders and warrant holders of Legacy SOC Telemed in connection with the Closing.

In connection with the execution of the Merger Agreement, the Company entered into subscription agreements, each dated July 29, 2020 (the "Subscription Agreements"), with certain investors pursuant to which the investors agreed to purchase an aggregate of 16,500,000 shares of Class A common stock in a private placement for an aggregate purchase price of $165.0 million (the "PIPE Investment"). Also as previously disclosed, on October 22, 2020, and October 23, 2020, the Company entered into Subscription Agreements with additional investors pursuant to which the investors agreed to purchase an aggregate of 300,000 shares of Class A common stock in a private placement for an aggregate purchase price of $3.0 million, increasing the aggregate PIPE Investment to $168.0 million. The PIPE Investment was consummated concurrently with the Closing.

Immediately after giving effect to the Business Combination (including as a result of the redemptions described above, the conversion of 4,375,000 outstanding Founder Shares (as defined in Note 5) into shares of Class A common stock on a one-for-one basis, the forfeiture by HCMC Sponsor LLC, a Delaware limited liability company (the "Sponsor") of 1,875,000 Sponsor Contingent Closing Shares, the issuance of 16,800,000 shares of Class A common stock in the PIPE Investment and the issuance of 48,504,895 shares of Class A common stock to pay the stock component of the Merger Consideration to former stockholders, vested option holders and warrant holders of Legacy SOC Telemed in connection with the Closing), there were 76,773,862 shares of Class A common stock issued and outstanding and warrants to purchase 12,850,000 shares of Class A common stock of the Company issued and outstanding.

Business Prior to the Business Combination

Prior to the Business Combination, the Company's subsidiaries were comprised of Sabre Merger Sub I, Inc. and Sabre Merger Sub II, LLC.

All activity through September 30, 2020 relates to the Company's formation, the initial public offering (the "Initial Public Offering"), which is described below, identifying a target company for an Acquisition Transaction and consummating the Business Combination.

The registration statements for the Company's Initial Public Offering were declared effective on December 12, 2019. On December 17, 2019, the Company consummated the Initial Public Offering of 25,000,000 units (the "Units" and, with respect to the shares of Class A common stock included in the Units sold, the "Public Shares"), which included the partial exercise by the underwriter of the over-allotment option to purchase an additional 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 700,000 units (each, a "Placement Unit" and collectively, the "Placement Units") at a price of $10.00 per Placement Unit in a private placement to the Sponsor, generating gross proceeds of $7,000,000, which is described in Note 4.

Transaction costs amounted to $14,354,733 consisting of $5,000,000 of underwriting fees, $8,750,000 of deferred underwriting fees and $604,733 of other offering costs. On September 22, 2020, the underwriter agreed to reduce the deferred fee to $5,000,000 if the Business Combination was consummated.